Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Goldman Sachs Real Estate Securities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Goldman Sachs Real Estate Securities Fund—Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Goldman Sachs Real Estate Securities Fund (the “Fund”) seeks total return comprised of long-term growth of capital and dividend income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 76 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-127 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2014 was 52% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	52.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 76 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-127 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]		rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry (“real estate industry companies”). An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. Real estate industry companies may include real estate investment trusts (“REITs”), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.

The Fund’s investment strategy is based on the premise that property market fundamentals are the primary determinant of growth, underlying the success of companies in the real estate industry. The Investment Adviser focuses on companies that can achieve sustainable growth in cash flow and dividend paying capability over time. The Investment Adviser attempts to purchase securities so that its underlying portfolio will be diversified geographically and by property type. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its total assets in foreign securities, including securities quoted in foreign currencies.

The Fund may also invest up to 20% of its total assets in fixed income investments, such as government, corporate and bank debt obligations and in other equity investments.

The Fund concentrates its investments in securities of issuers in the real estate industry.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

			The Fund’s benchmark index is the Wilshire U.S. Real Estate Securities Index.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry (“real estate industry companies”).
Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Industry Concentration Risk.  The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Real Estate Industry Risk.  Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

			REIT Risk. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

			Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on July 31, 2015.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The total return for Institutional Shares for the 6-month period ended June 30, 2015 was –5.69%. Best Quarter Q3 ‘09 +33.86% Worst Quarter Q4 ‘08 –39.31%
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Real Estate Securities Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.27%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.52%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.31%
1 Year		rr_ExpenseExampleYear01	$ 676
3 Years		rr_ExpenseExampleYear03	984
5 Years		rr_ExpenseExampleYear05	1,315
10 Years		rr_ExpenseExampleYear10	$ 2,246
1 Year		rr_AverageAnnualReturnYear01	22.54%
5 Years		rr_AverageAnnualReturnYear05	15.18%
10 Years		rr_AverageAnnualReturnYear10	6.66%
Since Inception		rr_AverageAnnualReturnSinceInception	9.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.26%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	2.06%
1 Year		rr_ExpenseExampleYear01	$ 309
3 Years		rr_ExpenseExampleYear03	687
5 Years		rr_ExpenseExampleYear05	1,192
10 Years		rr_ExpenseExampleYear10	2,580
1 Year		rr_ExpenseExampleNoRedemptionYear01	209
3 Years		rr_ExpenseExampleNoRedemptionYear03	687
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,580
1 Year		rr_AverageAnnualReturnYear01	27.63%
5 Years		rr_AverageAnnualReturnYear05	15.62%
10 Years		rr_AverageAnnualReturnYear10	6.48%
Since Inception		rr_AverageAnnualReturnSinceInception	9.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.11%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	0.91%
1 Year		rr_ExpenseExampleYear01	$ 93
3 Years		rr_ExpenseExampleYear03	333
5 Years		rr_ExpenseExampleYear05	592
10 Years		rr_ExpenseExampleYear10	$ 1,334
2005		rr_AnnualReturn2005	13.30%
2006		rr_AnnualReturn2006	34.86%
2007		rr_AnnualReturn2007	(15.63%)
2008		rr_AnnualReturn2008	(40.54%)
2009		rr_AnnualReturn2009	25.48%
2010		rr_AnnualReturn2010	27.67%
2011		rr_AnnualReturn2011	10.32%
2012		rr_AnnualReturn2012	16.59%
2013		rr_AnnualReturn2013	2.54%
2014		rr_AnnualReturn2014	30.10%
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(5.69%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	33.86%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(39.31%)
1 Year		rr_AverageAnnualReturnYear01	30.10%
5 Years		rr_AverageAnnualReturnYear05	16.98%
10 Years		rr_AverageAnnualReturnYear10	7.72%
Since Inception		rr_AverageAnnualReturnSinceInception	10.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Service
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.41%
1 Year		rr_ExpenseExampleYear01	$ 144
3 Years		rr_ExpenseExampleYear03	488
5 Years		rr_ExpenseExampleYear05	857
10 Years		rr_ExpenseExampleYear10	$ 1,894
1 Year		rr_AverageAnnualReturnYear01	29.49%
5 Years		rr_AverageAnnualReturnYear05	16.37%
10 Years		rr_AverageAnnualReturnYear10	7.16%
Since Inception		rr_AverageAnnualReturnSinceInception	10.28%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.27%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.27%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.06%
1 Year		rr_ExpenseExampleYear01	$ 108
3 Years		rr_ExpenseExampleYear03	382
5 Years		rr_ExpenseExampleYear05	677
10 Years		rr_ExpenseExampleYear10	$ 1,515
1 Year		rr_AverageAnnualReturnYear01	29.94%
5 Years		rr_AverageAnnualReturnYear05	16.76%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	6.25%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Real Estate Securities Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.27%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.77%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.56%
1 Year		rr_ExpenseExampleYear01	$ 159
3 Years		rr_ExpenseExampleYear03	537
5 Years		rr_ExpenseExampleYear05	940
10 Years		rr_ExpenseExampleYear10	$ 2,067
1 Year		rr_AverageAnnualReturnYear01	29.29%
5 Years		rr_AverageAnnualReturnYear05	16.22%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	5.75%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Real Estate Securities Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.09%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.09%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	0.89%
1 Year		rr_ExpenseExampleYear01	$ 91
3 Years		rr_ExpenseExampleYear03	327
5 Years		rr_ExpenseExampleYear05	581
10 Years		rr_ExpenseExampleYear10	$ 1,311
1 Year	[6]	rr_AverageAnnualReturnYear01	30.10%
5 Years	[6]	rr_AverageAnnualReturnYear05	16.98%
10 Years	[6]	rr_AverageAnnualReturnYear10	7.72%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception	10.82%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs Real Estate Securities Fund | Returns After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	21.70%
5 Years		rr_AverageAnnualReturnYear05	14.50%
10 Years		rr_AverageAnnualReturnYear10	5.38%
Since Inception		rr_AverageAnnualReturnSinceInception	8.44%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	12.70%
5 Years		rr_AverageAnnualReturnYear05	11.88%
10 Years		rr_AverageAnnualReturnYear10	5.02%
Since Inception		rr_AverageAnnualReturnSinceInception	7.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	31.53%
5 Years		rr_AverageAnnualReturnYear05	17.20%
10 Years		rr_AverageAnnualReturnYear10	8.13%
Since Inception		rr_AverageAnnualReturnSinceInception	10.54%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	31.53%
5 Years		rr_AverageAnnualReturnYear05	17.20%
10 Years		rr_AverageAnnualReturnYear10	8.13%
Since Inception		rr_AverageAnnualReturnSinceInception	10.54%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	31.53%
5 Years		rr_AverageAnnualReturnYear05	17.20%
10 Years		rr_AverageAnnualReturnYear10	8.13%
Since Inception		rr_AverageAnnualReturnSinceInception	10.54%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Service
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	31.53%
5 Years		rr_AverageAnnualReturnYear05	17.20%
10 Years		rr_AverageAnnualReturnYear10	8.13%
Since Inception		rr_AverageAnnualReturnSinceInception	10.54%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	31.53%
5 Years		rr_AverageAnnualReturnYear05	17.20%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	7.10%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	31.53%
5 Years		rr_AverageAnnualReturnYear05	17.20%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	7.10%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[6]	rr_AverageAnnualReturnYear01	31.53%
5 Years	[6]	rr_AverageAnnualReturnYear05	17.20%
10 Years	[6]	rr_AverageAnnualReturnYear10	8.13%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception	10.54%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes. The "Other Expenses" for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee of no higher than 0.87% as an annual percentage of the average daily net assets of the Fund; and (ii) to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 31, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	After Fee Waiver and Expense Limitation
[5]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[6]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares is that of the Institutional Shares. Performance prior to July 31, 2015 has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.